Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Aug 8, 2013
Registrant Name	Goldman Sachs Trust II
Central Index Key	0001557156
Amendment Flag	false
Document Creation Date	Aug 8, 2013
Document Effective Date	Aug 8, 2013
Prospectus Date	Apr 30, 2013

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the "Fund")

Supplement dated August 8, 2013 to the

Prospectus dated April 30, 2013

(the "Prospectus")

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Graham Capital Management, L.P. will now serve as an Underlying Manager of the Fund.

Effective as of August 8, the Fund's Prospectus is revised as follows:

The following replaces the first sentence in the fourth paragraph under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Strategy":

The Fund will also invest in derivatives for both hedging and non-hedging purposes (although no Underlying Manager is required to hedge any of the Fund's positions or to use derivatives).

The following replaces the fourth and fifth sentences in "Tactical Trading Strategies" under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Management Process":

Tactical Trading managers typically employ futures in an investment style that may use quantitative modeling techniques (for example, determining an asset's value based upon an analysis of price history, price momentum, and the asset's value relative to that of other assets, among other factors). Tactical Trading managers may employ fundamental analysis and/or quantitative modeling techniques.

The following is added under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund":

Geographic Risk. Concentration of the investments of the Fund in issuers located in a particular country or region will subject such Fund, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

The following replaces the first sentence under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risk—Multi-Manager Approach Risk":

The Fund's performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers.

All references to "security" under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risk—Multi-Manager Approach Risk" are hereby changed to "investment."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the "Fund")

Supplement dated August 8, 2013 to the

Prospectus dated April 30, 2013

(the "Prospectus")

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Graham Capital Management, L.P. will now serve as an Underlying Manager of the Fund.

Effective as of August 8, the Fund's Prospectus is revised as follows:

The following replaces the first sentence in the fourth paragraph under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Strategy":

The Fund will also invest in derivatives for both hedging and non-hedging purposes (although no Underlying Manager is required to hedge any of the Fund's positions or to use derivatives).

The following replaces the fourth and fifth sentences in "Tactical Trading Strategies" under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Management Process":

Tactical Trading managers typically employ futures in an investment style that may use quantitative modeling techniques (for example, determining an asset's value based upon an analysis of price history, price momentum, and the asset's value relative to that of other assets, among other factors). Tactical Trading managers may employ fundamental analysis and/or quantitative modeling techniques.

The following is added under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund":

Geographic Risk. Concentration of the investments of the Fund in issuers located in a particular country or region will subject such Fund, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

The following replaces the first sentence under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risk—Multi-Manager Approach Risk":

The Fund's performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers.

All references to "security" under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risk—Multi-Manager Approach Risk" are hereby changed to "investment."

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the "Fund")

Supplement dated August 8, 2013 to the

Prospectus dated April 30, 2013

(the "Prospectus")

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Graham Capital Management, L.P. will now serve as an Underlying Manager of the Fund.

Effective as of August 8, the Fund's Prospectus is revised as follows:

The following replaces the first sentence in the fourth paragraph under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Strategy":

The Fund will also invest in derivatives for both hedging and non-hedging purposes (although no Underlying Manager is required to hedge any of the Fund's positions or to use derivatives).

The following replaces the fourth and fifth sentences in "Tactical Trading Strategies" under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Management Process":

Tactical Trading managers typically employ futures in an investment style that may use quantitative modeling techniques (for example, determining an asset's value based upon an analysis of price history, price momentum, and the asset's value relative to that of other assets, among other factors). Tactical Trading managers may employ fundamental analysis and/or quantitative modeling techniques.

The following is added under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund":

Geographic Risk. Concentration of the investments of the Fund in issuers located in a particular country or region will subject such Fund, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

The following replaces the first sentence under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risk—Multi-Manager Approach Risk":

The Fund's performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers.

All references to "security" under "Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risk—Multi-Manager Approach Risk" are hereby changed to "investment."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 8, 2013